PROPERTY AND EQUIPMENT, NET	6 Months Ended	12 Months Ended
	May 31, 2024	Nov. 30, 2023
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 4 — PROPERTY AND EQUIPMENT, NET

Property and equipment, net consist of the following:

	May 31, 2024	November 30, 2023
Land	$1,502,656	$3,382,782
Buildings, including buildings held for lease	2,971,145	2,836,912
Facilities attached to buildings	1,171,337	1,376,354
Construction in process	1,469,559	3,366,306
Vehicles	573,197	601,791
Tools, furniture, and fixture	82,303	92,532
Software	251,453	246,067
Subtotal	8,021,650	11,902,744
Less: accumulated depreciation	739,752	862,970
Property and equipment, net	$7,281,898	$11,039,774

Substantially all of the buildings consist of buildings held for lease. Certain property and equipment, mainly land and buildings, in the carrying amount of $5,719,083 and $7,064,208 as of May 31, 2024 and November 30, 2023, respectively, were pledged to secure the Company’s loans, see Note 6.

As of May 31, 2024 and November 30, 2023, the Company’s property and equipment included real estate assets held for lease, including construction in process, in the carrying amount of $5,766,807 and $9,636,253, respectively.

Depreciation expense was $145,845 and $196,662 for the six months ended May 31, 2024 and 2023, respectively.

NOTE 4 — PROPERTY AND EQUIPMENT, NET

Property and equipment, net consist of the following:

	November 30,	November 30,
	2023	2022
Land	$3,382,782	$3,590,639
Buildings, including buildings held for lease	2,836,912	3,011,228
Facilities attached to buildings	1,376,354	1,406,457
Construction in process	3,366,306	1,594,738
Vehicles	601,791	680,935
Tools, furniture, and fixture	92,532	54,981
Software	246,067	254,296
Subtotal	11,902,744	10,593,274
Less: accumulated depreciation	862,970	591,131
Property and equipment, net	$11,039,774	$10,002,143

Substantially all of the buildings consist of buildings held for lease. Certain property and equipment, mainly land and buildings, in the carrying amount of $7,064,208 and $7,198,592 as of November 30, 2023 and 2022, respectively, were pledged to secure the Company’s loans, see Note 6.

Depreciation expense was $328,161, $328,943 and $209,249 for the years ended November 30, 2023, 2022 and 2021, respectively.